497(e)
                                                                      333-160951


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AXA Equitable Life Insurance Company

SUPPLEMENT DATED APRIL 11, 2011 TO THE CURRENT PROSPECTUSES FOR RETIREMENT CORNERSTONE(R) SERIES AND RETIREMENT CORNERSTONE(R) SERIES ADV

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the automatic reset feature for the GIB benefit base and Roll-up to age 85 benefit base (that is used to calculate the "Greater of" death benefit).


        GIB BENEFIT BASE RESET AND ROLL-UP TO AGE 85 BENEFIT BASE RESET

The GIB benefit base will automatically reset to equal the Protection with Investment Performance account value, if higher, on each contract date anniversary up to the contract date anniversary following your 95th birthday or contract maturity, if earlier.

The Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit) will automatically reset to equal the Protection with Investment Performance account value, if higher, on each contract date anniversary up to the contract date anniversary following your 85th birthday or contract maturity, if earlier.

All references in your Prospectus to automatic reset eligibility for these benefit bases every three contract years from your contract date should be disregarded. Also, please note that examples showing annual automatic resets will be available in the May 1, 2011 prospectuses for Retirement Cornerstone(R) Series and Retirement Cornerstone(R) Series ADV.









 Retirement Cornerstone(R) Series is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
                1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

IM-11-07 (4/11)                                         Catalog #: 147274 (4/11)
RC11.0/ADV (NB)                                                           x03552